SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 1,497,239	$ 1,574,555	$ 1,372,010
Additions	6,048	5,479	195,698
Reversals	(913,735)	(157,343)
Foreign currency translation adjustments	(5,090)	74,548	6,847
Ending balance	$ 584,462	$ 1,497,239	$ 1,574,555